Tax charge - Reconciliation of shareholder effective tax rate (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of effective tax rate
Adjusted operating profit	$ 3,375	$ 3,233	$ 2,757
Non-operating (loss) profit	(1,914)	(557)	151
Profit before tax	1,461	2,676	2,908
Tax charge at the expected rate	$ (287)	$ (539)	$ (602)
Tax charge at the expected rate, percentage impact on ETR	20.00%	20.00%	21.00%
Effects of recurring tax reconciliation items:
Income not taxable or taxable at concessionary rates	$ 61	$ 63	$ 102
Income not taxable or taxable at concessionary rates, percentage impact on ETR	(4.00%)	(2.00%)	(4.00%)
Deductions and losses not allowable for tax purposes	$ (196)	$ (92)	$ (32)
Deductions and losses not allowable for tax purposes, percentage impact on ETR	13.00%	3.00%	1.00%
Items related to taxation of life insurance businesses	$ 108	$ 177	$ 152
Items related to taxation of life insurance businesses, percentage impact on ETR	(7.00%)	(7.00%)	(5.00%)
Deferred tax adjustments, including unrecognised tax losses	$ (45)	$ (111)	$ (172)
Deferred tax adjustments including unrecognised tax losses, percentage impact on ETR	3.00%	4.00%	6.00%
Effect of results of joint ventures and associates	$ 3	$ 80	$ 129
Effect of results of joint ventures and associates, percentage impact on ETR	0.00%	(3.00%)	(4.00%)
Irrecoverable withholding taxes	$ (55)	$ (60)	$ (35)
Irrecoverable withholding taxes, percentage impact on ETR	4.00%	2.00%	1.00%
Other	$ (15)	$ (8)	$ 17
Other, percentage impact on ETR	0.00%	1.00%	(1.00%)
Total effects of recurring tax reconciliation items	$ (139)	$ 49	$ 161
Total tax rate, Effects of recurring tax reconciliation items, percentage impact on ETR	9.00%	(2.00%)	(6.00%)
Effects of non-recurring tax reconciliation items:
Adjustments to tax charge in relation to prior years	$ 1	$ (11)	$ (25)
Adjustments to tax charge in relation to prior years, percentage impact on ETR	0.00%	0.00%	1.00%
Movements in provisions for open tax matters	$ (40)	$ 47	$ 33
Movements in provisions for open tax matters, percentage impact on ETR	3.00%	(2.00%)	(1.00%)
Impact of changes in local statutory tax rates		$ 6	$ (1)
Impact of changes in local statutory tax rates, percentage impact on ETR	0.00%	0.00%	0.00%
Adjustments in relation to business disposals and corporate transactions	$ 11	$ (14)	$ (6)
Adjustments in relation to business disposals and corporate transactions, percentage impact on ETR	(1.00%)	1.00%	0.00%
Total effects of non-recurring tax reconciliation items	$ (28)	$ 28	$ 1
Total tax rate, Effects of non-recurring tax reconciliation items, percentage impact on ETR	2.00%	(1.00%)	0.00%
Total tax charge attributable to shareholders	$ (454)	$ (462)	$ (440)
Total actual tax charge (credit), attributable to shareholders, percentage impact on ETR	31.00%	17.00%	15.00%
Analysed into:
Tax charge on adjusted operating profit	$ (614)	$ (548)	$ (497)
Tax credit on non-operating result	$ 160	$ 86	$ 57
Actual tax rate on:
Adjusted operating profit (loss), Including non-recurring tax reconciling items (as a percent)	18.00%	17.00%	18.00%
Adjusted operating profit (loss), excluding non-recurring tax reconciling items (as a percent)	17.00%	18.00%	18.00%
Total profit (loss) (as a percent)	31.00%	17.00%	15.00%
Hong Kong
Notes
Applicable tax rate	5.00%